Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 159
2027	167
2028	175
2029	185
2030 and thereafter	430
Total minimum lease payments	1,116
Less: effects of discounting	(280)
Total operating lease liability	$ 836	$ 952